Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Receivables from third-party payment service providers	¥ 628,611		¥ 587,168
Deposits to Institutional Funding Partners	208,409		288,215
Prepayment to inventory suppliers	33,976		59,586
Prepaid input value-added tax	20,504		33,695
Staff advances	8,071		12,694
Rental deposits and other current assets	41,579		23,487
Total prepaid expenses and other current assets	¥ 941,150	$ 147,687	¥ 1,004,845	¥ 1,324,924